Supplemental Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Supplemental Guarantor Condensed Consolidating Financial Statements

14. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

As a result of the split-off, all U.S. subsidiaries of AS were removed as guarantors as of March 31, 2014.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2013 and June 30, 2014, and for the three and six month periods ended June 30, 2013 and 2014 to arrive at the information for SunGard on a consolidated basis.

	Supplemental Condensed Consolidating Balance Sheet December 31, 2013
(in millions)	Parent Company		Guarantor Subsidiaries(c)		Non-Guarantor Subsidiaries	Eliminations		Consolidated
Assets
Current:
Cash and cash equivalents	$403		$4		$268	$—		$675
Intercompany balances	—		3,078		715	(3,793)		—
Trade receivables, net	7		399	(a)	251	—		657
Prepaid expenses, taxes and other current assets	1,455	(b)	39		46	(1,417	)(b)	123
Assets of discontinued operations	18		1,719		790	(11)		2,516

Total current assets	1,883		5,239		2,070	(5,221)		3,971
Property and equipment, net	—		88		64	—		152
Intangible assets, net	105		1,427		291	—		1,823
Deferred income taxes	30		—		—	(30)		—
Intercompany balances	220		5		98	(323)		—
Goodwill	—		3,097		731	—		3,828
Investment in subsidiaries	8,826		2,081		—	(10,907)		—

Total Assets	$11,064		$11,937		$3,254	$(16,481)		$9,774

Liabilities and Stockholders’ Equity
Current:
Short-term and current portion of long-term debt	$286		$—		$4	$—		$290
Intercompany balances	3,793		—		—	(3,793)		—
Accounts payable and other current liabilities	71		1,917	(b)	438	(1,417	)(b)	1,009
Liabilities related of discontinued operations	—		565		245	(11)		799

Total current liabilities	4,150		2,482		687	(5,221)		2,098
Long-term debt	5,894		—		200	—		6,094
Intercompany debt	103		—		220	(323)		—
Deferred and other income taxes	96		622		51	(30)		739
Other liabilities	—		7		15	—		22

Total liabilities	10,243		3,111		1,173	(5,574)		8,953

Total stockholders’ equity	821		8,826		2,081	(10,907)		821

Total Liabilities and Stockholders’ Equity	$11,064		$11,937		$3,254	$(16,481)		$9,774

(a)	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jursidictions from the Parent Company to its Gurantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with Gurantor Subisidiaries’ income tax liability balance.
(c)	The Supplemental Condensed Consolidating Balance Sheet for the Guarantor Subsidiaries for December 31, 2013 has been revised to present investment in subsidiaries related to discontinued operations within the investment in subsidiary caption. The portion of the Guarantor’s investment in subsidiary which related to discontinued operations had previously been presented separately in the assets of discontinued operations caption.

While these revisions have no impact on the previously reported total assets of the Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Guarantor Subsidiaries, assets of discontinued operations changed from $1,810 million to $1,719 million; total current assets changed from $5,330 million to $5,239 million; and investment in subsidiaries changed from $1,990 million to $2,081 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.

	Supplemental Condensed Consolidating Balance Sheet June 30, 2014
(in millions)	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations		Consolidated
Assets
Current:
Cash and cash equivalents	$30		$1		$283	$—		$314
Intercompany balances	—		2,814		657	(3,471)		—
Trade receivables, net	12		368	(a)	160	—		540
Prepaid expenses, taxes and other current assets	65	(b)	46		41	(6	)(b)	146

Total current assets	107		3,229		1,141	(3,477)		1,000
Property and equipment, net	—		89		63	—		152
Intangible assets, net	72		1,041		283	—		1,396
Deferred income taxes	13		—		—	(13)		—
Intercompany balances	220		6		131	(357)		—
Goodwill	—		3,095		732	—		3,827
Investment in subsidiaries	8,038		1,578		—	(9,616)		—

Total Assets	$8,450		$9,038		$2,350	$(13,463)		$6,375

Liabilities and Stockholders’ Equity
Current:
Short-term and current portion of long-term debt	$—		$—		$2	$—		$2
Intercompany balances	3,471		—		—	(3,471)		—
Accounts payable and other current liabilities	48		467	(b)	353	(6	)(b)	862

Total current liabilities	3,519		467		355	(3,477)		864
Long-term debt	4,529		—		140	—		4,669
Intercompany debt	137		—		220	(357)		—
Deferred and other income taxes	96		515		43	(13)		641
Other liabilities	—		18		14	—		32

Total liabilities	8,281		1,000		772	(3,847)		6,206

Total stockholders’ equity	169		8,038		1,578	(9,616)		169

Total Liabilities and Stockholders’ Equity	$8,450		$9,038		$2,350	$(13,463)		$6,375

(a)	This balance is primarily comprised of a receivable from the borrower under the secured accounts receivable facility, which is a non-Guarantor subsidiary, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $140 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	The Company pushed down tax liabilities associated with the consolidated and combined filings in U.S. federal, state, and local jurisdictions. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances in the amount of approximately $1.5 billion.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) Three Months Ended June 30, 2013
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$468	$306	$(102)	$672

Costs and expenses:
Cost of sales and administrative expenses	22	347	242	(102)	509
Depreciation and amortization	—	16	9	—	25
Amortization of acquisition-related intangible assets	1	34	12	—	47

Total costs and expenses	23	397	263	(102)	581

Operating income (loss)	(23)	71	43	—	91
Net interest income (expense)	(72)	—	(7)	—	(79)
Equity in earnings of unconsolidated subsidiary	94	47	—	(141)	—
Other income (expense)	—	—	(2)	—	(2)

Income (loss) from continuing operations before income taxes	(1)	118	34	(141)	10
Benefit from (provision for) income taxes	29	(31)	(3)	—	(5)

Income (loss) from continuing operations	28	87	31	(141)	5
Income (loss) from discontinued operations, net of tax	(13)	7	16	—	10

Net income (loss)	$15	$94	$47	$(141)	$15

Comprehensive income (loss)	$11	$87	$40	$(127)	$11

	Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) Three Months Ended June 30, 2014
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$479	$316	$(122)	$673

Costs and expenses:
Cost of sales and administrative expenses	23	377	250	(122)	528
Depreciation and amortization	—	16	11	—	27
Amortization of acquisition-related intangible assets	—	29	12	—	41

Total costs and expenses	23	422	273	(122)	596

Operating income (loss)	(23)	57	43	—	77
Net interest income (expense)	(67)	—	(5)	—	(72)
Equity in earnings of unconsolidated subsidiary	65	29	—	(94)	—
Other income (expense)	—	—	—	—	—

Income (loss) from continuing operations before income taxes	(25)	86	38	(94)	5
Benefit from (provision for) income taxes	28	(21)	(9)	—	(2)

Income (loss) from continuing operations	3	65	29	(94)	3
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	$3	$65	$29	$(94)	$3

Comprehensive income (loss)	$(3)	$68	$32	$(100)	$(3)

	Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) Six Months Ended June 30, 2013
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$918	$577	$(184)	$1,311

Costs and expenses:
Cost of sales and administrative expenses	43	685	489	(184)	1,033
Depreciation and amortization	—	31	18	—	49
Amortization of acquisition-related intangible assets	1	70	24	—	95

Total costs and expenses	44	786	531	(184)	1,177

Operating income (loss)	(44)	132	46	—	134
Net interest income (expense)	(156)	—	(13)	—	(169)
Equity in earnings of unconsolidated subsidiary	135	55	—	(190)	—
Other income (expense)	(5)	—	(2)	—	(7)

Income (loss) from continuing operations before income taxes	(70)	187	31	(190)	(42)
Benefit from (provision for) income taxes	62	(61)	11	—	12

Income (loss) from continuing operations	(8)	126	42	(190)	(30)
Income (loss) from discontinued operations, net of tax	(24)	9	13	—	(2)

Net income (loss)	$(32)	$135	$55	$(190)	$(32)

Comprehensive income (loss)	$(80)	$88	$14	$(102)	$(80)

	Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) Six Months Ended June 30, 2014
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$950	$584	$(208)	$1,326

Costs and expenses:
Cost of sales and administrative expenses	48	733	491	(208)	1,064
Depreciation and amortization	—	31	20	—	51
Amortization of acquisition-related intangible assets	—	59	25	—	84
Trade name impairment charges	—	339	—	—	339

Total costs and expenses	48	1,162	536	(208)	1,538

Operating income (loss)	(48)	(212)	48	—	(212)
Net interest income (expense)	(136)	—	(10)	—	(146)
Equity in earnings of unconsolidated subsidiary	(133)	36	—	97	—
Other income (expense)	(61)	—	—	—	(61)

Income (loss) from continuing operations before income taxes	(378)	(176)	38	97	(419)
Benefit from (provision for) income taxes	68	42	(11)	—	99

Income (loss) from continuing operations	(310)	(134)	27	97	(320)
Income (loss) from discontinued operations, net of tax	(27)	1	9	—	(17)

Net income (loss)	$(337)	$(133)	$36	$97	$(337)

Comprehensive income (loss)	$(400)	$(191)	$9	$182	$(400)

	Supplemental Condensed Consolidating Schedule of Cash Flows Six Months Ended June 30, 2013
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flow from operations:
Net income (loss)	$(32)	$135	$55	$(190)	$(32)
Income (loss) from discontinued operations	(24)	9	13	—	(2)

Income (loss) from continuing operations	(8)	126	42	(190)	(30)
Non cash adjustments	(88)	37	43	190	182
Changes in operating assets and liabilities	(64)	57	(9)	—	(16)

Cash flow from (used in) continuing operations	(160)	220	76	—	136
Cash flow from (used in) discontinued operations	(52)	149	73	—	170

Cash flow from (used in) operations(a)	(212)	369	149	—	306

Investment activities:
Intercompany transactions	201	(144)	23	(80)	—
Cash paid for acquired businesses, net of cash acquired	—	(1)	—	—	(1)
Cash paid for property and equipment and software	—	(31)	(15)	—	(46)
Other investing activities	—	—	—	—	—

Cash provided by (used in) continuing operations	201	(176)	8	(80)	(47)
Cash provided by (used in) discontinued operations	134	(124)	(14)	(50)	(54)

Cash provided by (used in) investment activities	335	(300)	(6)	(130)	(101)

Financing activities:
Intercompany dividends	—	(40)	(40)	80	—
Net repayments of long-term debt	(136)	—	(50)	—	(186)
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(151)	(40)	(90)	80	(201)
Cash provided by (used in) discontinued operations	—	(25)	(25)	50	—

Cash provided by (used in) financing activities	(151)	(65)	(115)	130	(201)

Effect of exchange rate changes on cash	—	—	(12)	—	(12)

Increase (decrease) in cash and cash equivalents	(28)	4	16	—	(8)
Beginning cash and cash equivalents(b)	220	(3)	329	—	546

Ending cash and cash equivalents(b)	$192	$1	$345	$—	$538

(a)	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2013, the Parent Company allocated approximately $106 million of tax liabilities to its Guarantor Subsidiaries.
(b)	Includes cash of discontinued operations

	Supplemental Condensed Consolidating Schedule of Cash Flows Six Months Ended June 30, 2014
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flow from operations:
Net income (loss)	$(337)	$(133)	$36	$97	$(337)
Income (loss) from discontinued operations	(27)	1	9	—	(17)

Income (loss) from continuing operations	(310)	(134)	27	97	(320)
Non cash adjustments	238	291	43	(97)	475
Changes in operating assets and liabilities	(98)	46	(17)	—	(69)

Cash flow from (used in) continuing operations	(170)	203	53	—	86
Cash flow from (used in) discontinued operations	(43)	52	25	—	34

Cash flow from (used in) operations(a)	(213)	255	78	—	120

Investment activities:
Intercompany transactions	85	(75)	38	(48)	—
Cash paid for property and equipment and software	(1)	(36)	(21)	—	(58)

Cash provided by (used in) continuing operations	84	(111)	17	(48)	(58)
Cash provided by (used in) discontinued operations	1,041	(41)	(995)	—	5

Cash provided by (used in) investment activities	1,125	(152)	(978)	(48)	(53)

Financing activities:
Intercompany dividends	—	(24)	(24)	48	—
Net repayments of long-term debt	(1,269)	—	(62)	—	(1,331)
Other financing activities	(16)	—	—	—	(16)

Cash provided by (used in) continuing operations	(1,285)	(24)	(86)	48	(1,347)
Cash provided by (used in) discontinued operations	—	(80)	967	—	887

Cash provided by (used in) financing activities	(1,285)	(104)	881	48	(460)

Effect of exchange rate changes on cash	—	—	1	—	1

Increase (decrease) in cash and cash equivalents	(373)	(1)	(18)	—	(392)
Beginning cash and cash equivalents(b)	403	2	301	—	706

Ending cash and cash equivalents	$30	$1	$283	$—	$314

(a)	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2014, the Parent Company allocated approximately $96 million of tax liabilities to its Guarantor Subsidiaries.

During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances balances in the amount of approximately $1.5 billion. Therefore, these transactions are not reflected in the Condensed Consolidating Statement of Cash Flows presented above.

(b)	Includes cash of discontinued operations

17. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities, described in Note 5. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2012 and 2013, and for the years ended December 31, 2011, 2012 and 2013 to arrive at the information for SunGard on a consolidated basis.

	Supplemental Condensed Consolidating Balance Sheet December 31, 2012
(in millions)	Parent Company		Guarantor Subsidiaries		Non- Guarantor Subsidiaries	Eliminations		Consolidated
Assets
Current:
Cash and cash equivalents	$220		$2		$313	$—		$535
Intercompany balances	—		2,456		743	(3,199)		—
Trade receivables, net	3		411	(a)	247	—		661
Prepaid expenses, taxes and other current assets	1,300	(b)	41		64	(1,247	)(b)	158
Assets related to discontinued operations	23		1,896		797	(15)		2,701

Total current assets	1,546		4,806		2,164	(4,461)		4,055
Property and equipment, net	—		95		70	—		165
Intangible assets, net	112		1,547		327	—		1,986
Deferred income taxes	28		—		—	(28)		—
Intercompany balances	254		7		76	(337)		—
Goodwill	—		3,099		713	—		3,812
Investment in subsidiaries	8,620		2,101		—	(10,721)		—

Total Assets	$10,560		$11,655		$3,350	$(15,547)		$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57		$—		$5	$—		$62
Intercompany balances	3,199		—		—	(3,199)		—
Accounts payable and other current liabilities	70		1,741	(b)	421	(1,247	)(b)	985
Liabilities related to discontinued operations	—		652		241	(15)		878

Total current liabilities	3,326		2,393		667	(4,461)		1,925
Long-term debt	6,343		—		253	—		6,596
Intercompany debt	83		—		254	(337)		—
Deferred and other income taxes	92		631		70	(28)		765
Other liabilities	—		11		5	—		16

Total liabilities	9,844		3,035		1,249	(4,826)		9,302

Total stockholder’s equity	716		8,620		2,101	(10,721)		716

Total Liabilities and Stockholder’s Equity	$10,560		$11,655		$3,350	$(15,547)		$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(b)	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jurisdictions from the Parent Company to its Guarantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with the Guarantor Subsidiaries’ income tax liability balance.

	Supplemental Condensed Consolidating Balance Sheet December 31, 2013
(in millions)	Parent Company		Guarantor Subsidiaries		Non- Guarantor Subsidiaries	Eliminations		Consolidated
Assets
Current:
Cash and cash equivalents	$403		$4		$268	$—		$675
Intercompany balances	—		3,078		715	(3,793)		—
Trade receivables, net	7		399	(a)	251	—		657
Prepaid expenses, taxes and other current assets	1,455	(b)	39		46	(1,417	)(b)	123
Assets related to discontinued operations	18		1,719		790	(11)		2,516

Total current assets	1,883		5,239		2,070	(5,221)		3,971
Property and equipment, net	—		88		64	—		152
Intangible assets, net	105		1,427		291	—		1,823
Deferred income taxes	30		—		—	(30)		—
Intercompany balances	220		5		98	(323)		—
Goodwill	—		3,097		731	—		3,828
Investment in subsidiaries	8,826		2,081		—	(10,907)		—

Total Assets	$11,064		$11,937		$3,254	$(16,481)		$9,774

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$286		$—		$4	$—		$290
Intercompany balances	3,793		—		—	(3,793)		—
Accounts payable and other current liabilities	71		1,917	(b)	438	(1,417	)(b)	1,009
Liabilities related to assets held for sale	—		565		245	(11)		799

Total current liabilities	4,150		2,482		687	(5,221)		2,098
Long-term debt	5,894		—		200	—		6,094
Intercompany debt	103		—		220	(323)		—
Deferred and other income taxes	96		622		51	(30)		739
Other liabilities	—		7		15	—		22

Total liabilities	10,243		3,111		1,173	(5,574)		8,953

Total stockholder’s equity	821		8,826		2,081	(10,907)		821

Total Liabilities and Stockholder’s Equity	$11,064		$11,937		$3,254	$(16,481)		$9,774

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	The Company pushes down tax liabilities associated with the consolidated and combined filings in U.S. federal, state and local jurisdictions from the Parent Company to its Guarantor Subsidiaries. As these intercompany balances have not been historically settled, this entry eliminates the accumulated Parent Company income tax receivable balance with the Guarantor Subsidiaries’ income tax liability balance.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income Year Ended December 31, 2011
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$1,955	$1,403	$(437)	$2,921

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	121	1,491	1,141	(437)	2,316
Depreciation and amortization	—	61	30	—	91
Amortization of acquisition-related intangible assets	1	195	64	—	260
Goodwill impairment charges	—	12	—	—	12

Total costs and expenses	122	1,759	1,235	(437)	2,679

Operating income (loss)	(122)	196	168	—	242
Net interest income (expense)	(428)	(1)	(31)	—	(460)
Equity in earnings of unconsolidated subsidiary	384	123	—	(507)	—
Other income (expense)	4	—	(7)	—	(3)

Income (loss) from continuing operations before income taxes	(162)	318	130	(507)	(221)
Benefit from (provision for) income taxes	197	(11)	(41)	—	145

Income (loss) from continuing operations	35	307	89	(507)	(76)
Income (loss) from discontinued operations, net of tax	(184)	77	34	—	(73)

Net income (loss)	$(149)	$384	$123	$(507)	$(149)

Comprehensive income (loss)	$(166)	$392	$130	$(522)	$(166)

	Supplemental Condensed Consolidating Schedule of Comprehensive Income Year Ended December 31, 2012
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$1,936	$1,256	$(384)	$2,808

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	69	1,430	1,032	(384)	2,147
Depreciation and amortization	—	63	33	—	96
Amortization of acquisition-related intangible assets	1	165	51	—	217
Goodwill impairment charges	—	—	—	—	—

Total costs and expenses	70	1,658	1,116	(384)	2,460

Operating income (loss)	(70)	278	140	—	348
Net interest income (expense)	(331)	—	(28)	—	(359)
Equity in earnings of unconsolidated subsidiary	71	132	—	(203)	—
Other income (expense)	(82)	(1)	2	—	(81)

Income (loss) from continuing operations before income taxes	(412)	409	114	(203)	(92)
Benefit from (provision for) income taxes	156	(96)	(11)	—	49

Income (loss) from continuing operations	(256)	313	103	(203)	(43)
Income (loss) from discontinued operations, net of tax	190	(242)	29	—	(23)

Net income (loss)	$(66)	$71	$132	$(203)	$(66)

Comprehensive income (loss)	$(23)	$100	$157	$(257)	$(23)

	Supplemental Condensed Consolidating Schedule of Comprehensive Income Year Ended December 31, 2013
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$1,908	$1,258	$(405)	$2,761

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	77	1,401	997	(405)	2,070
Depreciation and amortization	—	67	37	—	104
Amortization of acquisition-related intangible assets	1	134	47	—	182

Total costs and expenses	78	1,602	1,081	(405)	2,356

Operating income (loss)	(78)	306	177	—	405
Net interest income (expense)	(300)	—	(25)	—	(325)
Equity in earnings of unconsolidated subsidiary	376	149	—	(525)	—
Other income (expense)	(6)	—	(2)	—	(8)

Income (loss) from continuing operations before income taxes	(8)	455	150	(525)	72
Benefit from (provision for) income taxes	120	(96)	(50)	—	(26)

Income (loss) from continuing operations	112	359	100	(525)	46
Income (loss) from discontinued operations, net of tax	(49)	17	49	—	17

Net income (loss)	$63	$376	$149	$(525)	$63

Comprehensive income (loss)	$82	$386	$163	$(549)	$82

	Supplemental Condensed Consolidating Schedule of Cash Flows Year Ended December 31, 2011
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(149)	$384	$123	$(507)	$(149)
Income (loss) from discontinued operations	(184)	77	34	—	(73)

Income (loss) from continuing operations	35	307	89	(507)	(76)
Non cash adjustments	(347)	50	87	507	297
Changes in operating assets and liabilities	(131)	104	(30)	—	(57)

Cash flow from (used in) continuing operations	(443)	461	146	—	164
Cash flow from (used in) discontinued operations	(67)	475	106	—	514

Cash flow from (used in) operations(d)(e)	(510)	936	252	—	678
Investment activities:
Intercompany transactions(c)	485	(345)	(140)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(14)	(21)	—	(35)
Cash paid for property and equipment and software	—	(55)	(42)	—	(97)
Other investing activities	(4)	1	(2)	—	(5)

Cash provided by (used in) continuing operations	481	(413)	(205)	—	(137)
Cash provided by (used in) discontinued operations	399	(539)	(49)	—	(189)

Cash provided by (used in) investment activities(d)	880	(952)	(254)	—	(326)
Financing activities:
Net repayments of long-term debt	(5)	(1)	(234)	—	(240)
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(20)	(1)	(234)	—	(255)
Cash provided by (used in) discontinued operations	—	1	1	—	2

Cash provided by (used in) financing activities	(20)	—	(233)	—	(253)
Effect of exchange rate changes on cash	—	—	(4)	—	(4)

Increase (decrease) in cash and cash equivalents	350	(16)	(239)	—	95
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$529	$(15)	$359	$—	$873

(c)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.
(d)	The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
(e)	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.

	Supplemental Condensed Consolidating Schedule of Cash Flows Year Ended December 31, 2012
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(66)	$71	$132	$(203)	$(66)
Income (loss) from discontinued operations	190	(242)	29	—	(23)

Income (loss) from continuing operations	(256)	313	103	(203)	(43)
Non cash adjustments	61	77	65	203	406
Changes in operating assets and liabilities	(192)	122	(6)	—	(76)

Cash flow from (used in) continuing operations	(387)	512	162	—	287
Cash flow from (used in) discontinued operations	(476)	321	112	—	(43)

Cash flow from (used in) operations(g)(h)	(863)	833	274	—	244

Investment activities:
Intercompany transactions(f)	2,432	(373)	(288)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	(31)	(9)	—	(40)
Cash paid for property and equipment and software	—	(67)	(30)	—	(97)
Other investing activities	(1)	1	1	—	1

Cash provided by (used in) continuing operations	2,431	(470)	(326)	(1,771)	(136)
Cash provided by (used in) discontinued operations	208	1,422	(33)	—	1,597

Cash provided by (used in) investment activities(g)	2,639	952	(359)	(1,771)	1,461

Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Intercompany dividends	—	—	—	—	—
Net repayments of long-term debt	(1,277)	(1)	50	—	(1,228)
Premium paid to retire debt	(48)	—	—	—	(48)
Dividends paid	(724)	—	—	—	(724)
Other financing activities	(36)	—	—	—	(36)

Cash provided by (used in) continuing operations	(2,085)	(1,772)	50	1,771	(2,036)
Cash provided by (used in) discontinued operations	—	(1)	(2)	—	(3)

Cash provided by (used in) financing activities	(2,085)	(1,773)	48	1,771	(2,039)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	(309)	12	(30)	—	(327)
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$220	$(3)	$329	$—	$546

(f)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.
(g)	The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2012 has been revised to correct the presentation of taxes paid and related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(881) million to $(863) million and cash provided by (used in) investment activities changed from $2,657 million to $2,639 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $847 million to $833 million and cash provided by (used in) investment activities changed from $938 million to $952 million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $278 million to $274 million and cash provided by (used in) investment activities changed from $(363) million to $(359) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
(h)	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2012, the Parent Company allocated approximately $191 million of tax liabilities to its Guarantor Subsidiaries.

	Supplemental Condensed Consolidating Schedule of Cash Flows Year Ended December 31, 2013
(in millions)	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$63	$376	$149	$(525)	$63
Income (loss) from discontinued operations	(49)	17	49	—	17

Income (loss) from continuing operations	112	359	100	(525)	46
Non cash adjustments	(304)	39	84	525	344
Changes in operating assets and liabilities	(104)	121	15	—	32

Cash flow from (used in) continuing operations	(296)	519	199	—	422
Cash flow from (used in) discontinued operations	(97)	289	132	—	324

Cash flow from (used in) operations(j)	(393)	808	331	—	746

Investment activities:
Intercompany transactions(i)	667	(262)	(53)	(352)	—
Cash paid for acquired businesses, net of cash acquired	—	(2)	—	—	(2)
Cash paid for property and equipment and software	—	(73)	(38)	—	(111)
Other investing activities	—	—	1	—	1

Cash provided by (used in) continuing operations	667	(337)	(90)	(352)	(112)
Cash provided by (used in) discontinued operations	183	(289)	(40)	—	(146)

Cash provided by (used in) investment activities	850	(626)	(130)	(352)	(258)

Financing activities:
Intercompany dividends	—	(120)	(120)	240	—
Net repayments of long-term debt	(253)	—	(51)	—	(304)
Dividends paid	(3)	—	—	—	(3)
Other financing activities	(18)	—	—	—	(18)

Cash provided by (used in) continuing operations	(274)	(120)	(171)	240	(325)
Cash provided by (used in) discontinued operations	—	(57)	(57)	112	(2)

Cash provided by (used in) financing activities	(274)	(177)	(228)	352	(327)
Effect of exchange rate changes on cash	—	—	(1)	—	(1)

Increase (decrease) in cash and cash equivalents	183	5	(28)	—	160
Beginning cash and cash equivalents	220	(3)	329	—	546

Ending cash and cash equivalents	$403	$2	$301	$—	$706

(i)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.
(j)	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.